SUBSEQUENT EVENTS - Additional Information (Detail) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 11, 2014 Walker Digital Management [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares issued	21,134,744	21,134,744	7,667,667	5,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001	$ 3.00